SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS
OF
ALLSPRING TAXABLE FIXED INCOME
For the Allspring Core Plus Bond Fund
Allspring Government Securities Fund
Allspring High Yield Bond Fund
Allspring Short Duration Government Bond Fund
Allspring Short-Term Bond Plus Fund
Allspring Short-Term High Income Fund
Allspring Ultra Short-Term Income Fund
(each a “Fund”, together the “Funds”)

Effective on or around July 1, 2026, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby amended with the following:

Core Plus Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.37%	0.37%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.41%	0.41%
Total Annual Fund Operating Expenses	0.78%	1.53%
Fee Waivers	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.66%	1.41%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.66% for Class A and at 1.41% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$514	$664	$841	$1,351
Class C	$244	$459	$811	$1,803
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$144	$459	$811	$1,803

Government Securities Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.82%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$530	$711	$917	$1,512

High Yield Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$538	$739	$972	$1,639

Short Duration Government Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.76%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.76% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$276	$449	$648	$1,221

Short-Term Bond Plus Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$261	$412	$598	$1,134

Short-Term High Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.47%	0.47%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.41%	0.41%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.89%	1.64%
Fee Waivers	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.82%	1.57%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A and at 1.56% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$381	$569	$772	$1,357
Class C	$260	$510	$885	$1,938
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$160	$510	$885	$1,938

Ultra Short-Term Income Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	A2
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.42%	0.32%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.68%	0.58%
Fee Waivers	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.51%	0.41%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A and at 0.40% for Class A2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$251	$396	$555	$1,014
Class A2	$42	$169	$307	$710

July 1, 2026	PRO0059 07-26